Long-Term Investments	12 Months Ended
Dec. 31, 2024
Long-Term Investments
Long-Term Investments
10.	Long-Term Investments

As of December 31, 2024, the Group’s long-term investments comprised of i) long-term held-to-maturity investments, ii) available-for-sale investments and iii) equity securities without readily determinable fair value.

Components of long-term investments are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Long-term held-to-maturity investments	178,153	738,903
Available-for-sale investments	—	332,489
Equity securities without readily determinable fair value	33,605	42,768
Total	211,758	1,114,160

As of December 31, 2024, the amortized cost of available-for-sale investments was RMB361,819, the unrealized losses were RMB29,330, and the fair value was RMB 332,489.

Equity Securities Without Readily Determinable Fair Value

The Group invested less than 5% equity interest in certain preferred shares of private companies. These investments contain various right, including redemption right and a liquidation preference. As these investments were neither debt security nor in-substance common stock, they were accounted as equity securities without readily determinable fair values, were accounted for under the measurement alternative and were measured at cost, less impairment, subject to upward and downward adjustments resulting from observable price changes for identical or similar investments of the same issuer. In 2024, the Group conducted impairment assessment on its investments, and concluded that there is no impairment indicators over equity security without readily determinable fair value. The Group determined the fair value of the investment based on income approach with significant unobservable inputs (level 3), which includes considering performance and financial position of the investee, such as investee’s cash position, recent financing, as well as the financial and business performance. The Group recorded RMB nil, RMB 2,060 and RMB nil impairment on its equity securities without readily determinable fair value, with no observable price changes noted during the years ended December 31, 2022, 2023 and 2024, respectively.

The movement of the equity securities without readily determinable fair value is as follows:

Equity securities
without readily
determinable
fair value
RMB
Balances at January 1, 2022	11,812
Foreign currency translation adjustment	157
Balances at December 31, 2022	11,969
Additions	24,208
Impairment	(2,060)
Foreign currency translation adjustment	(512)
Balances at December 31, 2023	33,605
Additions	8,539
Impairment	—
Foreign currency translation adjustment	624
Balances at December 31, 2024	42,768